Transactions that do not involve cash (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capitalized interest	R$ 56,871	R$ 93,261
Addition of lease	600,851	461,786
Tax losses	(435,128)
Leniency Agreement [Member]
IfrsStatementLineItems [Line Items]
Tax losses	435,128
Tax credits	186,483
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Addition of lease	R$ 1,420,083	R$ 1,178,711